Dividends on ordinary shares and buyback (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Billions		5 Months Ended	6 Months Ended
	May 19, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Share Repurchase Program 2026
Dividends On Ordinary Shares [Line Items]
Number of shares repurchased (in shares)		1.2
Payments to acquire or redeem entity's shares		£ 1,200
Share Repurchase Program 2027 | Maximum
Dividends On Ordinary Shares [Line Items]
Share repurchase program, authorized, amount		£ 1,000	£ 1,000
Interim dividend
Dividends On Ordinary Shares [Line Items]
Dividends proposed or declared before financial statements authorised for issue (in GBP per share)			£ 0.0158	£ 0.0122
Dividends proposed or declared before financial statements authorised for issue			£ 918	£ 729
Final dividend
Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0243
Total dividends paid	£ 1,420